Schedule of Acquired Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 73,685	$ 32,145
Accumulated amortization	26,179	19,590
Net	47,506	12,555
Client Contracts And Broker Relationships
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	58,410	26,534
Accumulated amortization	19,273	15,206
Net	39,137	11,328
Trade names
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	2,180	1,020
Accumulated amortization	792	542
Net	1,388	478
Developed technology
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	9,946	2,580
Accumulated amortization	4,316	2,177
Net	5,630	403
Noncompete Agreements
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	2,012	2,011
Accumulated amortization	1,705	1,665
Net	307	346
Favorable Lease
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	1,137
Accumulated amortization	93
Net	$ 1,044